Securitizations And Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
Securitizations And Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
Our involvement with consolidated and nonconsolidated VIEs in which we hold variable interests is presented below.

December 31, ($ in millions)	Consolidated involvement with VIEs (a)		Assets of nonconsolidated VIEs (a)		Maximum exposure to loss in nonconsolidated VIEs
2012
On-balance sheet variable interest entities
Consumer automobile	$28,566
Commercial automobile	23,139
Commercial other	728
Off-balance sheet variable interest entities
Consumer automobile	—		$1,495		$1,495	(b)
Consumer mortgage — other	—		—	(c)	12	(d)
Commercial other	(28)	(e)	—	(f)	85
Total	$52,405		$1,495		$1,592
2011
On-balance sheet variable interest entities
Consumer automobile	$26,504
Consumer mortgage — private-label	1,098
Commercial automobile	19,594
Other	956
Off-balance sheet variable interest entities
Consumer mortgage — Ginnie Mae	2,652	(g)	$44,127		$44,127	(b)
Consumer mortgage — CMHC	66	(g)	3,222		66	(h)
Consumer mortgage — private-label	141	(g)	4,408		4,408	(b)
Consumer mortgage — other	—		—	(c)	17	(d)
Commercial other	83	(e)	—	(f)	242
Total	$51,094		$51,757		$48,860

(a)	Asset values represent the current unpaid principal balance of outstanding consumer finance receivables and loans within the VIEs.

(b)
Maximum exposure to loss represents the current unpaid principal balance of outstanding loans based on our customary representation and warranty provisions. This measure is based on the unlikely event that all of the loans have underwriting defects or other defects that trigger a representation and warranty provision and the collateral supporting the loans are worthless. This required disclosure is not an indication of our expected loss.

(c)
Includes a VIE for which we have no management oversight and therefore we are not able to provide the total assets of the VIE. However, in March 2011 we sold excess servicing rights valued at $266 million to the VIE.

(d)
Our maximum exposure to loss in this VIE is a component of servicer advances made that are allocated to the trust. The maximum exposure to loss presented represents the unlikely event that every loan underlying the excess servicing rights sold defaults, and we, as servicer, are required to advance the entire excess service fee to the trust for the contractually established period. This required disclosure is not an indication of our expected loss.

(e)
Includes $0 million and $100 million classified as finance receivables and loans, net, and $0 million and $20 million classified as other assets, offset by $28 million and $37 million classified as accrued expenses and other liabilities at December 31, 2012, and December 31, 2011, respectively.

(f)	Includes VIEs for which we have no management oversight and therefore we are not able to provide the total assets of the VIEs.

(g)
Includes $0 billion and $2.4 billion classified as mortgage loans held-for-sale, $0 million and $92 million classified as trading securities or other assets, and $0 million and $386 million classified as mortgage servicing rights at December 31, 2012, and December 31, 2011, respectively. CMHC is the Canada Mortgage and Housing Corporation.

(h)
Due to combination of the credit loss insurance on the mortgages and the guarantee by CMHC on the issued securities, the maximum exposure to loss would be limited to the amount of the retained interests. Additionally, the maximum loss would occur only in the event that CMHC dismisses us as servicer of the loans due to servicer performance or insolvency.

Schedule of On-balance Sheet Variable Interest Entities [Table Text Block]
The consolidated VIEs included in the Consolidated Balance Sheet represent separate entities with which we are involved. The third-party investors in the obligations of consolidated VIEs have legal recourse only to the assets of the VIEs and do not have such recourse to us, except for the customary representation and warranty provisions or when we are the counterparty to certain derivative transactions involving the VIE. In addition, the cash flows from the assets are restricted only to pay such liabilities. Thus, our economic exposure to loss from outstanding third-party financing related to consolidated VIEs is significantly less than the carrying value of the consolidated VIE assets. All assets of consolidated VIEs, presented below based upon the legal transfer of the underlying assets in order to reflect legal ownership, are restricted for the benefit of the beneficial interest holders. Refer to Note 25 for discussion of the assets and liabilities for which the fair value option has been elected.

December 31, ($ in millions)	2012	2011
Assets
Loans held-for-sale, net	$—	$9
Finance receivables and loans, net
Consumer	13,671	21,622
Commercial	17,839	19,313
Allowance for loan losses	(144)	(210)
Total finance receivables and loans, net	31,366	40,725
Investment in operating leases, net	6,060	4,389
Other assets	2,868	3,029
Assets of operations held-for-sale	12,139	—
Total assets	$52,433	$48,152
Liabilities
Short-term borrowings	$400	$795
Long-term debt	26,461	33,143
Interest payable	1	14
Accrued expenses and other liabilities	16	405
Liabilities of operations held-for-sale	9,686	—
Total liabilities	$36,564	$34,357

Schedule of Pretax Gain (Loss) Recognized on Financial Assets Sold [Table Text Block]
The following summarizes all pretax gains and losses recognized on financial assets sold into nonconsolidated securitization and similar asset-backed financing entities.

Year ended December 31, ($ in millions)	2012	2011	2010
Consumer automobile	$6	$—	$—
Consumer mortgage — GSEs	629	131	346
Consumer mortgage — private-label	—	—	—
Total pretax gain	$635	$131	$346

Schedule Of Cash Flow Received And Paid To Nonconsolidated Securitization Entities [Table Text Block]
The following table summarizes cash flows received from and paid related to securitization entities, asset-backed financings, or other similar transfers of financial assets where the transfer is accounted for as a sale and we have a continuing involvement with the transferred assets (e.g., servicing) that were outstanding in 2012, 2011, and 2010. Additionally, this table contains information regarding cash flows received from and paid to nonconsolidated securitization entities that existed during each period.

Year ended December 31, ($ in millions)	Consumer automobile	Consumer mortgage GSEs	Consumer mortgage private-label
2012
Cash proceeds from transfers completed during the period	$1,979	$32,796	$5
Cash flows received on retained interests in securitization entities	—	—	71
Servicing fees	12	693	63
Purchases of previously transferred financial assets	—	(876)	(12)
Representations and warranties obligations	—	(108)	(7)
Other cash flows	—	(96)	255
2011
Cash proceeds from transfers completed during the period	$—	$59,815	$722
Cash flows received on retained interests in securitization entities	—	—	68
Servicing fees	—	999	201
Purchases of previously transferred financial assets	—	(2,537)	(222)
Representations and warranties obligations	—	(143)	(38)
Other cash flows	—	(13)	187
2010
Cash proceeds from transfers completed during the period	$—	$68,822	$1,090
Cash flows received on retained interests in securitization entities	—	—	81
Servicing fees	1	1,081	209
Purchases of previously transferred financial assets	—	(1,865)	(282)
Representations and warranties obligations	—	(389)	(18)
Other cash flows	(6)	(39)	(22)

Schedule of Quantitative Information and Net Credit Losses about Securitized and Other Financial Assets Managed Together [Table Text Block]
The following tables represent on-balance sheet loans held-for-sale and finance receivable and loans, off-balance sheet securitizations, and whole-loan sales where we have continuing involvement. The table presents quantitative information about delinquencies and net credit losses. Refer to Note 11 for further detail on total serviced assets.

	Total Amount		Amount 60 days or more past due		Net credit losses
December 31, ($ in millions)	2012	2011	2012	2011	2012	2011
On-balance sheet loans
Consumer automobile	$53,715	$63,884	$351	$341	$369	$321
Consumer mortgage (a)	12,311	18,940	241	3,242	8	150
Commercial automobile	32,822	37,302	24	162	(1)	13
Commercial mortgage	—	1,925	—	14	(1)	31
Commercial other	2,783	1,261	1	1	(31)	(5)
Total on-balance sheet loans	101,631	123,312	617	3,760	344	510
Off-balance sheet securitization entities
Consumer automobile	1,495	—	4	—	2	—
Consumer mortgage - GSEs (b)	119,384	262,984	1,892	9,456	n/m	n/m
Consumer mortgage-private-label	—	63,991	—	11,301	—	—
Total off-balance sheet securitization entities	120,879	326,975	1,896	20,757	2	—
Whole-loan transactions (c)	6,756	33,961	129	2,901	16	87
Total	$229,266	$484,248	$2,642	$27,418	$362	$597

(a)
Includes loans subject to conditional repurchase options of $0 billion and $2.3 billion guaranteed by the GSEs, and $0 million and $132 million sold to certain private-label mortgage securitization entities at December 31, 2012, and 2011, respectively.

(b)	Anticipated credit losses are not meaningful due to the GSE guarantees.

(c)	Whole-loan transactions are not part of a securitization transaction, but represent consumer automobile and consumer mortgage pools of loans sold to third-party investors.